RETIREMENT BENEFIT PLANS (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Plan assets	$ 934	$ 833
Less accrued benefit obligation	(1,126)	(1,164)
Accrued benefit liability	$ (192)	$ (331)